Members' Equity	12 Months Ended
Dec. 31, 2013
Partners' Capital [Abstract]
Members' Equity
 MEMBERS’ EQUITY

At December 31, 2013, there were 156,644,153 common units outstanding. In addition, there were 2,743,807 unvested restricted common units outstanding.

On June 1, 2010, the Partnership launched its rights offering to the holders of its common and general partner units as of close of business on May 27, 2010, the record date. Each Right entitled the holder (including holders of Rights acquired during the subscription period) to purchase (i) one common unit and (ii) one warrant to purchase one additional common unit at $6.00 on certain specified days beginning on August 15, 2010 and ending on May 15, 2012. During the years ended December 31, 2012 and 2011 5,300,588 and 14,957,540 warrants, respectively, were exercised for an equivalent number of newly issued common units. The final exercise date for the warrants was May 15, 2012, and on that date the remaining unexercised warrants expired.

On May 31, 2012, the Partnership announced a program through which it may issue common units, from time to time, with an aggregate market value of up to $100 million. The Partnership is under no obligation to issue equity under the program. As of December 31, 2013, 686,759 units had been issued under this program for net proceeds of approximately $5.6 million.

On August 17, 2012, the Partnership closed an underwritten public offering of 10,120,000 common units, which included the full exercise of the underwriters' option to purchase additional common units to cover over-allotments, for net proceeds of approximately $84.3 million.

On March 12, 2013, the Partnership closed an underwritten public offering of 10,350,000 common units for net proceeds of approximately $92.3 million.

The Partnership has declared a cash distribution for each quarter since its initial public offering. The table below summarizes these distributions for the last three years.

Quarter Ended	Distribution per Unit	Record Date**	Payment Date
March 31, 2011+	$0.1500	May 9, 2011	May 13, 2011
June 30, 2011+	$0.1875	August 5, 2011	August 12, 2011
September 30, 2011+	$0.2000	November 4, 2011	November 14, 2011
December 31, 2011+	$0.2100	February 7, 2012	February 14, 2012
March 31, 2012+	$0.2200	May 8, 2012	May 15, 2012
June 30, 2012+	$0.2200	August 7, 2012	August 14, 2012
September 30, 2012+	$0.2200	November 7, 2012	November 14, 2012
December 31, 2012+	$0.2200	February 7, 2013	February 14, 2013
March 31, 2013+*	$0.2200	May 7, 2013	May 15, 2013
June 30, 2013+*	$0.2200	August 7, 2013	August 14, 2013
September 30, 2013+*	$0.1500	November 7, 2013	November 14, 2013
December 31, 2013+*	$0.1500	February 7, 2014	February 14, 2014
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The distribution per unit represents distributions made only on common units, including restricted common units issued under our Long Term Incentive Plan. Since July 30, 2010, the only other class of equity we have outstanding is a non-economic general partner interest.

*	The distribution excludes certain restricted unit grants.

**	The "Record Date" set forth in the table above means the close of business on each of the listed Record Dates.